Class K [Member] Average Annual Total Returns - Class K	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000 Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.37%	13.59%	14.59%
Class K
Prospectus [Line Items]
Average Annual Return, Percent	20.38%	14.36%	14.47%
Class K | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	17.50%	11.34%	11.41%
Class K | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	13.21%	10.47%	10.77%